UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 3/31

Date of reporting period: 12/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2009 (Unaudited)

Central Cash Management Fund

	Principal Amount ($)	Value ($)

Commercial Paper 22.2%
Issued at Discount **
Straight-A Funding LLC:
144A, 0.18%, 3/12/2010	50,000,000	49,982,500
144A, 0.18%, 3/18/2010	25,104,000	25,094,461
144A, 0.19%, 1/21/2010	25,000,000	24,997,361
144A, 0.2%, 2/1/2010	78,250,000	78,236,523
144A, 0.21%, 1/6/2010	15,000,000	14,999,563
144A, 0.21%, 1/7/2010	30,365,000	30,363,937
144A, 0.21%, 1/11/2010	75,000,000	74,995,625

Total Commercial Paper (Cost $298,669,970)		298,669,970

Government & Agency Obligations 34.5%
Other Government Related 1.5%%
Citigroup Funding, Inc., FDIC Guaranteed, 0.38% *, 7/30/2010	20,750,000	20,772,286
US Government Sponsored Agencies 27.1%
Federal Farm Credit Bank:
0.1% *, 11/4/2010	8,000,000	8,000,000
0.39%, 12/1/2010	6,500,000	6,500,000
2.75%, 5/4/2010	26,000,000	26,170,536
Federal Home Loan Bank:
0.03% *, 4/1/2010	12,500,000	12,496,011
0.08% *, 5/26/2011	8,000,000	8,000,000
0.468% **, 1/12/2010	10,000,000	9,998,442
0.5%, 10/25/2010	6,500,000	6,502,841
0.5%, 11/12/2010	5,000,000	5,000,994
0.79% *, 3/11/2010	13,500,000	13,499,668
0.8%, 4/23/2010	8,000,000	8,000,000
3.75%, 1/8/2010	18,000,000	18,011,198
4.7%, 8/10/2010	5,000,000	5,131,491
4.75%, 8/13/2010	2,000,000	2,053,932
5.25%, 6/11/2010	11,200,000	11,445,568
5.375%, 6/11/2010	40,505,000	41,414,564
Federal Home Loan Mortgage Corp.:
0.148% **, 3/22/2010	24,600,000	24,591,800
0.159% **, 6/14/2010	25,000,000	24,981,778
0.168% **, 4/6/2010	4,000,000	3,998,206
0.209% **, 7/6/2010	8,000,000	7,991,320
0.239% **, 7/12/2010	7,000,000	6,991,040
0.419% **, 2/8/2010	10,000,000	9,995,461
6.875%, 9/15/2010	27,142,000	28,377,717
Federal National Mortgage Association:
0.168% **, 4/19/2010	4,000,000	3,997,960
0.169% **, 5/24/2010	8,000,000	7,994,598
0.209% **, 6/23/2010	8,000,000	7,991,927
0.209% **, 7/1/2010	30,000,000	29,968,325
0.349% **, 10/1/2010	4,000,000	3,989,383
0.369% **, 12/1/2010	12,000,000	11,958,807
7.25%, 1/15/2010	10,000,000	10,025,577

		365,079,144
US Treasury Obligations 5.9%
US Treasury Bill, 0.41% **, 12/16/2010	7,500,000	7,470,190
US Treasury Notes:
1.5%, 10/31/2010	16,500,000	16,650,300
2.75%, 7/31/2010	54,082,000	54,848,129

		78,968,619

Total Government & Agency Obligations (Cost $464,820,049)		464,820,049
Repurchase Agreements 42.8%
Banc of America Securities LLC, 0.01%, dated 12/31/2009, to be repurchased at $195,000,217 on 1/4/2010 (a)	195,000,000	195,000,000
The Goldman Sachs & Co., 0.01%, dated 12/31/2009, to be repurchased at $380,000,422 on 1/4/2010 (b)	380,000,000	380,000,000

Total Repurchase Agreements (Cost $575,000,000)		575,000,000

			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,338,490,019) †			99.5	1,338,490,019
Other Assets and Liabilities, Net			0.5	6,212,598

Net Assets			100.0	1,344,702,617
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.
†				The cost for federal income tax purposes was $1,338,490,019.
*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2009.

**				Annualized yield at time of purchase; not a coupon rate.
(a)				Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
76,041,315	Federal Home Loan Mortgage Corp.	3.901-5.939	11/1/2034-1/1/2040	80,183,698
42,948,817	Federal Home Loan Mortgage Corp. – Principal Only	Zero Coupon	7/15/2034	29,859,263
87,005,408	Federal National Mortgage Association	1.744-5.738	4/1/2036-4/1/2044	88,857,039
Total Collateral Value				198,900,000
(b)				Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
71,581,878	Federal Home Loan Mortgage Corp.	5.5-6.0	6/1/2035-7/1/2037	76,018,381
16,727,161	Federal Home Loan Mortgage Corp. – Interest Only	5.0-7.0	7/15/2023-4/15/2036	4,022,756
36,960,400	Federal Home Loan Mortgage Corp. – Principal Only	Zero Coupon	9/15/2032-4/15/2039	26,061,629
272,689,327	Federal National Mortgage Association	4.5-10.0	11/25/2033-3/25/2049	276,714,868
43,642,652	Federal National Mortgage Association – Interest Only	0.87-6.0	5/25/2027-2/25/2047	4,782,366
Total Collateral Value				387,600,000

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets

Short Term Investments(c)	$—	$1,338,490,019	$—	$1,338,490,019
Total	$—	$1,338,490,019	$—	$1,338,490,019
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Central Cash Management Fund, a series of Investors Cash Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Central Cash Management Fund, a series of Investors Cash Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 25, 2010